SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent events

30.	SUBSEQUENT EVENTS

Financing

Dutch Title Transfer Facility (“TTF”) linked commodity swap derivatives

In January 2023, we entered into new commodity swaps to effectively unwind the majority of our previous 2023 and 2024 TTF linked commodity swap arrangements and regain full market exposures of the TTF prices, as follows:

•100% of the March 2023 to December 2023 TTF linked commodity swaps unwound at $21.80/MMBtu resulting in a net gain of $28.20/MMBtu, equivalent to $75.8 million that will be received in monthly installments between March and December 2023; and
•50% of January 2024 to December 2024 TTF linked commodity swaps unwound at $20.55/MMBtu resulting in a net gain of $30.65/MMBtu, equivalent to $49.5 million that will be received in twelve monthly installments from March 2023 to December 2024.

Divestment of our NFE investment

In January and February 2023, we sold 1.2 million of our NFE common shares raising net proceeds of $45.6 million.

In February 2023, we agreed to acquire NFE’s Hilli Common Units of Hilli LLC (which represents 50% of the Hilli Common Units outstanding), disponent owner of FLNG Hilli, in exchange for our remaining 4.1 million NFE common shares and $100.0 million cash. Ownership and title to the Hilli Common Units transferred to us on the closing date of March 15, 2023, however we acquired the distributions rights from the repurchased Hilli Common Units with retrospective effect from January 1, 2023. Upon the closing of the acquisition, our effective interest in the currently contracted FLNG Hilli earnings is as follows:

•94.6% of Hilli Common Units that receive the base tolling fees, and 5% of gas linked tolling fees;
•89.1% of Series A Special Units that receive the oil linked tolling fees; and
•89.1% of Series B Special Units that receive 95% of gas linked tolling fees.

Sale of our CoolCo shares

In February 2023, we sold 4.5 million of our CoolCo shares at NOK 130/share, raising net proceeds of $55.8 million.

FLNG business development

Mark II FLNG

In February 2023, we secured an option to acquire a 148,000 cbm moss design LNG carrier for a Mark II FLNG conversion. A non-refundable payment of $5.0 million was paid in February 2023, which, subject to the option being exercised in Q2 2023, will be deducted from the agreed $78.0 million purchase price. Significant progress has been made with the conversion shipyard, procurement of long lead items and financing.

Hilli LTA Amendment 4

In 2023, we have agreed in principle LTA Amendment 4 with our Customer, to compensate the contract year 2022 underutilization of $35.8 million through overproduction in contract year 2023.